23. Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Federal AMT credit	$ 16
Increase (decrease) in valuation allowance	6,463	$ 45,870	$ (17,752)
Unrecognized tax benefits	0	$ 0
Federal [Member]
Net operating loss carryforward	$ 319,439
Operating loss carryforward beginning expiration date	Dec. 31, 2027
State [Member]
Net operating loss carryforward	$ 154,237
Operating loss carryforward beginning expiration date	Dec. 31, 2027
Foreign [Member]
Net operating loss carryforward	$ 7,801
Operating loss carryforward beginning expiration date	Dec. 31, 2020